Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2013	2012	2011
Raw materials	$2,966	$3,573	$3,766
Work-in-process	2,589	2,920	2,959
Finished goods	6,785	8,767	7,562
Supplies	285	287	257
Total inventories	$12,625	$15,547	$14,544